EQUITY BASED COMPENSATION - Restricted stock (Details4) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Grant Date Fair Value
Compensation expense			$ 0.3	$ 0.7
Restricted Stock
Restricted stock
Granted (in shares)	39,242
Ending balance (in shares)	39,242
Grant Date Fair Value
Granted (in dollars per share)	$ 20.00
Ending balance (in dollars per share)	$ 20.00
Compensation expense	$ 0.6	$ 0.3